Income tax expenses (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Applicable tax rate	25.00%	25.00%	25.00%
Withholding Tax Rate	10.00%
Applicability of lower tax rate, Description	A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. There is such a tax arrangement between PRC and Hong Kong. Thus, the dividends, if and when payable by the Company’s PRC subsidiaries to the offshore parent entities located in Hong Kong, would be subject to 5% withholding tax rather than statutory rate of 10% provided that the offshore entities located in Hong Kong meet the requirements stipulated by relevant PRC tax regulations.
Adjustments for undistributed profits of associates	¥ 1,032,048	¥ 789,749
Current tax expense (income)	66,288
Unused tax losses [member]
Tax credit carryforward amounts	¥ 2,516
Hong Kong [member]
Applicable tax rate	16.50%
China [member]
Applicable tax rate	25.00%